Property, Plant and Equipment: (Details Text) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Property Plant And Equipment Details Textabstract [Abstract]
LMS acquisition	$ 350,000
Precious metals royalty		3.00%
Base metal royalty		1.00%
Company option to buy back one percent		$ 4,000,000
Write-down of Brisas equipment	$ 600,000